Content:
Pages
Contact Information:
Statement to Certificate Holders
2
Analyst:
Vamsi Kaipa
714.259.6252
Statement to Certificate Holders (Factors)
3
vamsi.kaipa@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
4
Administrator:
Kim Sturm
312.904.4373
Pool Detail and Performance Indicators
5
kimberly.sturm@abnamro.com
Bond Interest Reconciliation Part I
6
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part II
7
Bond Principal Reconciliation
8
Rating Information
9
Outside Parties To The Transaction
15 Month Loan Status Summary Part I
10
15 Month Loan Status Summary Part II
11
15 Month Historical Payoff Summary
12
Prepayment Summary
13
Mortgage Loan Characteristics Part I
14
Mortgage Loan Characteristics Part II
15-17
Geographic Concentration
18
Current Period Realized Loss Detail
19
Historical Realized Loss Summary
20
Realized Loss Summary
21
Material Breaches Detail
22
Modified Loan Detail
23
Historical Collateral Level REO Report
24
First Pay. Date:
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
26-Jun-06
Rated Final
Payment Date:
25-Feb-31
Underwriter: Deutsche Bank Securities Inc.
Closing Date:
31-May-06
Master Servicer: ABN AMRO LaSalle Bank N.A.
31-May-06
Issuer: Deutsche Bank Securities Inc.
Distribution Count:
Depositor: ACE Securities Corp
1
N/A
Next Payment:
25-Jul-06
Record Date:
ABN AMRO Acct : 723718.1
Payment Date:
26-Jun-06
Prior Payment:
Distribution Date: 26-Jun-06
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

A
004406AA2
352,607,000.00
352,607,000.00
10,117,683.22
0.00
0.00
342,489,316.78
1,329,965.04
0.00
5.2225000000%
CE
111363792
316.00
316.00
0.00
0.00
0.00
316.00
1,209,409.42
1,209,409.42
N/A
G
111363818
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R
111363800
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
352,607,316.00
352,607,316.00
10,117,683.22
0.00
0.00
342,489,632.78
2,539,374.46
1,209,409.42
Total P&I Payment
12,657,057.68
Current Realized
Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment * Denotes Controlling Class
Interest
Adjustment
Bond Payments
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 26-Jun-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

A
004406AA2
352,607,000.00
1000.000000000
28.693937500
0.000000000
0.000000000
971.306062500
3.771805551
0.000000000
5.45250000%
CE
111363792
316.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
3827245.000000000
3827245.000000000
N/A
G
111363818
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R
111363800
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Bond Payments
Current Realized
Loss *
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal Payment
*
Series 2006-GP1
Home Equity Loan Trust,
* Per $1,000 of Original Face Value ** Estimated
ACE Securities Corp.
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 26-Jun-06
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Net WAC Rate Carryover Reserve Account
Interest Summary
Principal Summary
Deposit to Trust
1,000.00
Scheduled Interest
2,732,070.40
Scheduled Prin Distribution
1,744,708.05
Withdrawal from Trust
0.00
Fees
192,695.94
Curtailments
(3,738,882.10)
Reimbursement from Waterfall
0.00
Remittance Interest
2,539,374.47
Prepayments in Full
11,482,675.12
Ending Balance
1,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
0.00
Repurchase Proceeds
0.00
Other Interest Loss
0.00
Other Principal Proceeds
629,182.15
Other Interest Proceeds
0.00
Remittance Principal
10,117,683.22
Non-advancing Interest
0.00
Net PPIS/Relief Act Shortfall
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
0.00
Interest Adjusted
2,539,374.47
Fee Summary
Total Servicing Fees
145,975.51
Extraordinary Trust Fund Expense
0.00
Total Trustee Fees
0.00
LPMI Fees
0.00
Credit Manager's Fees
2,644.55
Misc. Fees / Trust Expense
0.00
Insurance Premium
44,075.88
Total Fees
192,695.94
Advances (Principal & Interest)
Prior Month's Outstanding Advances
0.00
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
0.00
P&I Due Certificate Holders
12,657,057.69
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 26-Jun-06
Cash Reconciliation Summary
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
352,607,315.93
6,277
3 mo. Rolling Average
798,177
343,118,815
0.23%
WAC - Current
0.00%
8.54%
8.54%
Cum Scheduled Principal
1,744,708.05
6 mo. Rolling Average
798,177
343,118,815
0.23%
WAC - Original
0.00%
8.54%
8.54%
Cum Unscheduled Principal
7,743,793.02
12 mo. Rolling Average
798,177
343,118,815
0.23%
WAL - Current
0.00
195.12
195.12
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAL - Original
0.00
195.12
195.12
Cum Deferred Interest
0.00
3 mo. Cum Loss
0.00
0
6 mo. Cum loss
0.00
0
Current Index Rate
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Next Index Rate
Beginning Pool
352,607,315.93
6,277
100.00%
Scheduled Principal
1,744,708.05
0.49%
Triggers
OC Deficiency Amount
0.00
Unscheduled Principal
7,743,793.02
151
2.20%
Cum OC Deficiency Amount
0.00
Deferred Interest
0.00
0.00%
> Delinquency Trigger Event
(2)
NO
OC Reduction Amount
N/A
Liquidations
0.00
0
0.00%
Delinquency Event Calc
(1)
798,176.75
343,118,815
0.23%
Repurchases
0.00
0
0.00%
Ending Pool
343,118,814.86
6,126
97.31%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
56,010.25
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
1
Properties
%/Score
Net Liquidation
0.00
Credit Enhancement %
(4)
0.18%
Cut-off LTV
87.14%
Step Down %
(5)
5.10%
Cash Out/Refinance
56.96%
Credit Enhancement
Amount
%
% of Credit Enhancement %
(6)
4.00%
SFR
61.92%
Original OC
315.93
0.00%
> Step Down Date?
NO
Target OC
8,991,486.56
2.55%
Min
Max
WA
Beginning OC
315.93
0.00%
> Rapid Amortization Event
NO
FICO
606
817
712.56
Required OC Amount
8,991,486.56
2.55%
Ending OC
315.93
0.00%
Additional Balances
Mezz Certificates
N/A
N/A
Additional Balance Advance Amt
0.00
3,899,754.10
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Owner Occupied
291,609,534.59
82.70%
Balance
307,255,109.85
200,861,947.88
218,346,343.00
Misc/Additional Information
Pool Level Information
5.092500%
5.322500%
Distribution Date: 26-Jun-06
Pool Detail and Performance Indicators Total(All Loans)
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

A
Act/360
26
352,607,000.00
5.222500000%
1,329,965.04
0.00
0.00
1,329,965.04
1,329,965.04
0.00
0.00
0.00
0.00
No
CE
316.00
0.000000000%
0.00
1,209,409.42
0.00
1,209,409.42
1,209,409.42
0.00
0.00
0.00
0.00
No
G
Act/360
26
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
R
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
Total
352,607,316.00
1,329,965.04
1,209,409.42
0.00
2,539,374.46
2,539,374.46
0.00
0.00
0.00
0.00
- - Accrual - -
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
- - - - - - - - Outstanding - - - - - - - -
Class
Accrual
Certificate
Interest
Distribution Date: 26-Jun-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate
Interest
Bond Interest Reconciliation - Part I
Opening Balance
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Interest Payment
Amount
Remaining Int
Carry-Forward
Shortfall
Current Period
(Shortfall) /
Recovery
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Net WAC Rate
Carryover
Reserve
Account
Outstanding Relief
Act / Prepayment
Interest Shortfalls
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

A
23-Jun-06
31-May-06
26-Jun-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
CE
31-May-06
31-May-06
1-Jun-06
0.00
0.00
0.00
0.00
0.00
1,209,409.42
0.00
0.00
0.00
G
31-May-06
31-May-06
26-Jun-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
31-May-06
31-May-06
1-Jun-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
0.00
1,209,409.42
0.00
0.00
0.00
ACE Securities Corp.
Current Int Carry-
Fwd Shortfall
(2)
Net WAC Rate
Carryover Reserve
Account
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation - Part II
Other Interest
Losses
Prepayment
Premiums
Record Date
Class
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prior Int Carry-Fwd
Shortfall
Distribution Date: 26-Jun-06
Home Equity Loan Trust,
Series 2006-GP1
Prior Interest Due
Date
Current Interest
Due Date
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

A
352,607,000.00
352,607,000.00
10,117,683.22
0.00
0.00
0.00
0.00
0.00
0.00
342,489,316.78
25-Feb-31
N/A
N/A
CE
316.00
316.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
316.00
25-Feb-31
N/A
N/A
G
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-31
N/A
N/A
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-31
N/A
N/A
Total
352,607,316.00
352,607,316.00
10,117,683.22
0.00
0.00
0.00
0.00
0.00
0.00
342,489,632.78
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 26-Jun-06
Bond Principal Reconciliation
Unscheduled
Principal
Payment
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
A
004406AA2
NR
Aaa
NR
AAA
G
111363818
NR
NR
NR
NR
CE
111363792
NR
NR
NR
NR
Ratings Information
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
DBRS
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - Original Ratings - - - - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - -
Distribution Date: 26-Jun-06
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Jun-06
6,095
341,324,639
18
995,999
13
798,177
0
0
0
0
0
0
26-Jun-06
99.49%
99.48%
0.29%
0.29%
0.21%
0.23%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Total(All Loans)
Delinquent 3+ Months
Foreclosure
REO
Total(All Loans)
Distribution
Date
Current
Delinquent 1 Month
Delinquent 2 Months
Distribution Date: 26-Jun-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Jun-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Jun-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Total(All Loans)
Total(All Loans)
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
Distribution Date: 26-Jun-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
26-Jun-06
6,126
343,118,815
151
11,482,675
0.00
0.00
0.00
0
0
195
9.30%
8.80%
Curr Weighted Avg.
Total(All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
Distribution Date: 26-Jun-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
3.27%
3-Month Average
3.27%
6-Month Average
3.27%
12-Month Average
3.27%
Average Since Cut-Off
3.27%
CPR (Conditional Prepayment Rate)
Total
Current Period
32.92%
3-Month Average
32.92%
6-Month Average
32.92%
12-Month Average
32.92%
Average Since Cut-Off
32.92%
PSA (Public Securities Association)
Total
Current Period
549%
3-Month Average
549%
6-Month Average
549%
12-Month Average
549%
Average Since Cut-Off
549%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 26-Jun-06
Prepayment Summary
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
0%
229%
457%
686%
914%
1143%
1371%
1600%
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
0
to
18,000
607
10.75%
6,937,448
2.02%
0
to
9,000
624
9.94%
360,288
0.10%
18,000
to
24,000
418
7.40%
8,834,401
2.57%
9,000
to
16,000
377
6.01%
4,761,586
1.35%
24,000
to
30,000
526
9.31%
14,225,727
4.15%
16,000
to
23,000
464
7.39%
9,220,178
2.61%
30,000
to
36,000
450
7.97%
14,857,277
4.33%
23,000
to
30,000
610
9.72%
16,248,193
4.61%
36,000
to
42,000
440
7.79%
17,229,035
5.02%
30,000
to
37,000
527
8.40%
17,627,351
5.00%
42,000
to
48,000
376
6.66%
16,960,065
4.94%
37,000
to
45,000
589
9.38%
24,192,130
6.86%
48,000
to
63,000
881
15.60%
48,554,306
14.15%
45,000
to
59,000
858
13.67%
44,490,552
12.62%
63,000
to
78,000
569
10.08%
40,023,370
11.66%
59,000
to
73,000
622
9.91%
40,730,201
11.55%
78,000
to
93,000
354
6.27%
30,192,409
8.80%
73,000
to
87,000
407
6.48%
32,321,128
9.17%
93,000
to
108,000
317
5.61%
31,537,487
9.19%
87,000
to
101,000
389
6.20%
36,990,224
10.49%
108,000
to
121,000
146
2.59%
16,731,681
4.88%
101,000
to
117,000
185
2.95%
20,191,609
5.73%
121,000
to
500,000
563
9.97%
97,035,920
28.28%
117,000
to
500,000
625
9.96%
105,473,875
29.91%
5,647
100.00%
343,119,126
100.00%
6,277
100.00%
352,607,316
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
7.50%
to
8.50%
4,452
78.84%
273,183,506
79.62%
3.00%
to
5.00%
1,475
23.50%
112,475,249
31.90%
8.50%
to
8.50%
0
0.00%
0
0.00%
5.00%
to
5.69%
0
0.00%
0
0.00%
8.50%
to
8.50%
0
0.00%
0
0.00%
5.69%
to
6.38%
10
0.16%
727,541
0.21%
8.50%
to
8.50%
0
0.00%
0
0.00%
6.38%
to
7.06%
139
2.21%
9,330,295
2.65%
8.50%
to
8.50%
0
0.00%
0
0.00%
7.06%
to
7.75%
926
14.75%
52,366,128
14.85%
8.50%
to
8.50%
0
0.00%
0
0.00%
7.75%
to
8.50%
710
11.31%
41,633,304
11.81%
8.50%
to
8.84%
94
1.66%
7,878,655
2.30%
8.50%
to
8.84%
257
4.09%
12,545,729
3.56%
8.84%
to
9.19%
76
1.35%
5,147,875
1.50%
8.84%
to
9.19%
220
3.50%
9,978,882
2.83%
9.19%
to
9.53%
175
3.10%
10,667,539
3.11%
9.19%
to
9.53%
820
13.06%
34,378,969
9.75%
9.53%
to
9.88%
94
1.66%
7,173,616
2.09%
9.53%
to
9.88%
396
6.31%
26,958,261
7.65%
9.88%
to
10.25%
248
4.39%
12,690,857
3.70%
9.88%
to
10.25%
798
12.71%
33,554,168
9.52%
10.25%
to
12.50%
508
9.00%
26,377,078
7.69%
10.25%
to
12.25%
526
8.38%
18,658,790
5.29%
5,647
100.00%
343,119,126
100.00%
6,277
100.00%
352,607,316
100.00%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 26-Jun-06
Mortgage Loan Characteristics Part I
Distribution by Current Ending Principal Balance
Distribution by Current Mortgage Rate
Distribution by Cut-off Principal Balance
Distribution by Original Mortgage Rate
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

5,647
343,119,126
100.00%
194.66
8.79%
6,277
352,607,316
100.00%
200.74
7.57%
5,647
343,119,126
100.00%
6,277
352,607,316
100.00%
3,290
212,979,400
62.07%
198.81
8.75%
3,677
218,346,343
61.92%
205.14
7.23%
1,132
68,518,601
19.97%
191.78
8.72%
1,250
70,218,076
19.91%
197.15
7.69%
759
36,076,245
10.51%
187.34
8.90%
847
37,543,899
10.65%
193.50
8.22%
466
25,544,879
7.44%
178.09
9.13%
503
26,498,997
7.52%
184.22
9.17%
5,647
343,119,126
100.00%
6,277
352,607,316
100.00%
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
Total
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
Total
WAMM
WAC
Adjustable
Property Type
# of Loans
Ending Scheduled
Balance
% of
Balance
Property Type
# of
Loans
Ending Scheduled
Balance
% of
Balance
WAMM
WAC
# of
Loans
Ending Scheduled
Balance
% of
Balance
WAMM
WAC
Distribution by Product Characteristics (Current)
Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 26-Jun-06
WAMM
WAC
Distribution by Product Characteristics (Cut-off)
Product Type
# of Loans
Original Principal
Balance
% of
Balance
Product Type
Distribution by Property Types (Current)
Total
Total
Distribution by Property Types (Cut-off)
Adjustable
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 26-Jun-06
3,944
277,228,446
80.80%
199.61
8.74%
4,410
285,106,407
80.86%
205.63
7.15%
1,552
59,437,649
17.32%
173.84
8.97%
1,703
60,997,781
17.30%
180.10
9.38%
151
6,453,031
1.88%
173.56
9.25%
164
6,503,128
1.84%
180.00
9.17%
5,647
343,119,126
100.00%
6,277
352,607,316
100.00%
2,677
183,156,248
53.38%
208.88
8.71%
3,028
188,029,010
53.33%
214.93
6.57%
2,716
147,333,864
42.94%
178.13
8.89%
2,979
151,745,368
43.04%
184.24
8.79%
254
12,629,015
3.68%
181.20
8.70%
270
12,832,938
3.64%
187.88
7.87%
5,647
343,119,126
100.00%
6,277
352,607,316
100.00%
Total
Refinance/Equity Takeout
Purchase
Refinance/No Cash Out
Total
Distribution by Loan Purpose (Cut-off)
Loan Purpose
# of Loans
Ending Scheduled
Balance
% of
Balance
WAMM
WAC
Refinance/No Cash Out
WAMM
WAC
Refinance/Equity Takeout
Purchase
Loan Purpose
# of
Loans
Ending Scheduled
Balance
% of
Balance
Total
Distribution by Loan Purpose (Current)
Total
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of Loans
Ending Scheduled
Balance
% of
Balance
WAMM
WAC
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Current)
Occupancy Type
# of
Loans
Ending Scheduled
Balance
% of
Balance
WAMM
WAC
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 26-Jun-06
5,647
343,119,126
100.00%
194.66
8.79%
6,277
352,607,316
100.00%
200.74
7.57%
Greenpoint Mortgage
Greenpoint Mortgage
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)
Originator
# of
Loans
Ending Scheduled
Balance
% of
Balance
WAMM
WAC
Originator
# of Loans
Ending Scheduled
Balance
% of
Balance
WAMM
WAC
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

WAMM
WAC
California
2,547
195,524,522
56.98%
197
8.71%
New York
304
21,547,202
6.28%
203
9.11%
Florida
379
15,869,897
4.63%
192
9.00%
Virginia
227
13,163,956
3.84%
189
8.75%
Arizona
291
12,714,282
3.71%
197
8.74%
Washington
225
11,337,541
3.30%
190
8.74%
Maryland
166
9,612,653
2.80%
189
8.82%
Nevada
203
9,149,884
2.67%
190
8.95%
Illinois
147
6,909,194
2.01%
184
8.83%
Colorado
143
6,754,125
1.97%
184
8.72%
Remaining
1,015
40,535,871
11.81%
188
8.91%
WAMM
WAC
California
2,875
201,101,375
57.03%
203
7.09%
New York
324
21,527,262
6.11%
208
8.08%
Florida
423
16,059,049
4.55%
198
8.04%
Virginia
238
13,392,524
3.80%
195
8.13%
Arizona
317
13,385,544
3.80%
203
7.94%
Washington
256
11,529,225
3.27%
196
7.76%
Maryland
181
10,020,925
2.84%
197
8.45%
Nevada
219
9,408,685
2.67%
196
8.12%
Illinois
160
7,141,545
2.03%
190
8.35%
Colorado
161
6,999,818
1.99%
190
8.44%
Remaining
1,123
42,041,364
11.92%
194
8.48%
(1)
Based on Current Period Ending Principal Balance
Top 10 Original State Concentration
Geographic Distribution
# of
Loans
Scheduled
Balance
(1)
% of
Balance
Top 10 Current State Concentration
Geographic Distribution
# of
Loans
Scheduled
Balance
(1)
% of
Balance
Distribution Date: 26-Jun-06
Geographic Concentration
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Top 10 Current State Concentration
California
Virginia
Florida
New York
Colorado
Illinois
Nevada
Maryland
Washington
Arizona
Remaining
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Distribution Date: 26-Jun-06
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Distribution
Date
Beginning
Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan
Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Realized Loss
Realized Loss
Adjusted
Cumulative
Realized Loss
Amt
Cnt
Amt
Cnt
Amt
Cnt
26-Jun-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
0.00
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 26-Jun-06
Historical Realized Loss Summary
- - - - - - - - - - - - Arrearage - - - - - - - - - - - -
Recovery on Prior
Liquidations
Claims on Prior
Liquidations
(Claims)/Recoveries
on Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^
12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 26-Jun-06
Realized Loss Summary
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
0.00%
0.57%
1.14%
1.71%
2.29%
2.86%
3.43%
4.00%
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
0.00%
4.29%
8.57%
12.86%
17.14%
21.43%
25.71%
30.00%
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
0%
143%
286%
429%
571%
714%
857%
1000%
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Material breaches of pool asset representation or warranties or transaction covenants.
Material Breach Description
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Distribution Date: 26-Jun-06
Material Breaches Detail
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
Modification Description
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Distribution Date: 26-Jun-06
Modified Loan Detail
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.

Appraisal
Date
Disclosure
Control #
REO Date
Recent
Appraisal Value
Scheduled
Balance
City
State
Property Type
Actual Balance
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 26-Jun-06
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Historical Collateral Level REO Report
26-Jun-2006 11:57
(c) 2006 LaSalle Bank N.A.